Certain Transactions (Details) $ in Thousands, € in Millions			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 01, 2021 USD ($)	Jun. 02, 2020 USD ($)	Aug. 31, 2022 USD ($)	Feb. 16, 2021	Dec. 31, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)
Certain Transactions (Details) [Line Items]
Aggregate purchase price									$ 97,100
Exchange agreement description						In exchange for 100% of the outstanding shares of Origin the Company issued 1,488 thousand ordinary shares, paid cash upon closing and is obligated to pay additional payments (combination of cash and shares) subject to performance-based earnouts over 3 years.	In exchange for 100% of the outstanding shares of Origin the Company issued 1,488 thousand ordinary shares, paid cash upon closing and is obligated to pay additional payments (combination of cash and shares) subject to performance-based earnouts over 3 years.
Description of contingent payments						The total contingent payments could reach to a maximum aggregate amount of up to $40.0 million. Approximately 50% of the payments shall be settled in cash, and 50% shall be settled through the issuance of ordinary shares.	The total contingent payments could reach to a maximum aggregate amount of up to $40.0 million. Approximately 50% of the payments shall be settled in cash, and 50% shall be settled through the issuance of ordinary shares.
Additional payment amount						$ 6,000
Retention period						3 years	3 years
Intangible asset						$ 71,000
Intangible asset useful-life						7 years	7 years
Aggregate purchase price	$ 29,300					$ 42,300	€ 43
Additional earn-out payment	15 years
Fair value						23,800
Gain						14,400
Changes in fair value of equity investment								$ 11,800
Total contingent payments aggregate amount						21,000
Developed technology						45,000
Liability amount						14,200
Exchange for outstanding shares, percentage				100.00%
Net gain			$ 39,100			39,136
Other current assets						$ 105,600
Investment rate						46.50%				46.50%
Intangible asset						$ 57,800
Goodwill						22,300
Net assets						25,500
Equity investment						100,200
Net of share loss						5,400
Potential earnout payment						36,400				€ 37
Convertible notes						$ 1,900
Restructuring plan, percentage		10.00%
Employee related charges		$ 6,400
Other related charges		$ 3,900
Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets						5 years	5 years
Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets						10 years	10 years
LPW Technology [Member]
Certain Transactions (Details) [Line Items]
Changes in fair value of equity investment						$ 600
Related to Developed Technology [Member]
Certain Transactions (Details) [Line Items]
Intangible asset useful-life						10 years	10 years
Related to Developed Technology [Member] | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets						7 years	7 years
Related to Developed Technology [Member] | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets						10 years	10 years
Marketable Equity Investment [Member]
Certain Transactions (Details) [Line Items]
Other current assets						$ 14,800
Xaar 3D [Member]
Certain Transactions (Details) [Line Items]
Investment, description					the Company entered into an agreement with Xaar to purchase additional shares of Xaar 3D that will increase its stake from 15 percent to 45 percent, with Xaar retaining the remaining 55 percent.
Additional interest amount						$ 15,700
Remaining acquire share, percentage	55.00%